IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 52.2
Stressed Value-at-Risk (one-day)	46.4
Incremental Risk Capital Charge (one-year)	482.9
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	24.9
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	39.4
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.8
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.2
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.8
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	45.7
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(75.6)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	67.2	$ 51.4	$ 18.9	$ 46.3	$ 22.5
Stressed Value-at-Risk (one-day)	65.5	76.6	43.0	62.3	49.4
Incremental Risk Capital Charge (one-year)	397.0	338.0	236.7	314.9	225.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	24.2	19.7	8.3	19.3	9.9
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	47.9	47.9	9.9	35.2	13.9
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	23.9	10.5	6.1	13.9	6.6
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.0	4.8	4.4	4.4	5.4
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.0	2.9	1.7	3.3	2.2
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	53.4	34.2	14.2	34.2	16.5
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(91.2)	$ (68.6)	$ (25.7)	$ (64.0)	$ (32.0)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	99.7
Stressed Value-at-Risk (one-day)	95.3
Incremental Risk Capital Charge (one-year)	482.9
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	36.8
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	69.8
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	42.8
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.2
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.7
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	69.5
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	49.0
Stressed Value-at-Risk (one-day)	44.7
Incremental Risk Capital Charge (one-year)	318.9
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	16.4
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	32.1
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.2
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 44.6